Restructuring Movement in Restructuring Provisions, Manchester Facility (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Beginning provision			$ 12,490
Total provision recognized	$ 12,490	$ 7,753	12,490	$ 7,753	$ 7,800			$ 8,800
Utilized			(490)
Closing provision	12,000		12,000		12,490
Manchester Facility
Restructuring Reserve [Roll Forward]
Beginning provision			200	641	641	$ 2,000	$ 3,167
Total provision recognized								8,796
Asset write off								(5,629)
Utilized			(92)		(441)	(1,359)	(1,167)
Closing provision	108		108		200	641	2,000	3,167
Onerous Lease
Restructuring Reserve [Roll Forward]
Beginning provision			2,806
Utilized			0
Closing provision	2,806		2,806		2,806
Onerous Lease | Manchester Facility
Restructuring Reserve [Roll Forward]
Beginning provision			200	641	641	2,000	3,167
Total provision recognized								3,167
Asset write off								0
Utilized			(92)		(441)	(1,359)	(1,167)
Closing provision	108		108		200	641	2,000	3,167
Asset Impairment | Manchester Facility
Restructuring Reserve [Roll Forward]
Beginning provision			0	$ 0	0	0	0
Total provision recognized								5,629
Asset write off								(5,629)
Utilized			0		0	0	0
Closing provision	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0